CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net profit/(loss)	$ (2,234)	$ 1,644
Item that may be reclassified subsequent to profit or loss:
Foreign currency translation adjustment	(419)	(115)
Total comprehensive income/(loss), net of tax US$nil	(2,653)	1,529
Total comprehensive income/(loss) attributable to:
Owners of Amber International Holding Limited	(2,653)	1,533
Non-controlling interest		(4)
Comprehensive income/(loss)	(2,653)	1,529
Net profit/(loss) attributable to owners of Amber International Holding Limited from:
Continuing operations	(2,256)	1,687
Discontinued operations	22	(15)
Net profit/(loss) attributable to owners of Amber International Holding Limited	(2,234)	1,672
Net profit/(loss) attributable to non-controlling interest from discontinued operations		(28)
Net profit/(loss)	$ (2,234)	$ 1,644
Net profit/(loss) from continuing operations per ADS attributable to Amber International Holding Limited
Basic (in dollars per share)	$ (0.024)	$ 0.0212
Diluted (in dollars per share)	(0.024)	0.0212
Net (loss)/profit from discontinued operations per ADS attributable to Amber International Holding Limited
Basic (in dollars per share)	0.0002	(0.0002)
Diluted (in dollars per share)	$ 0.0002	$ (0.0002)
Weighted average number of ADS used in per ADS calculation:
Basic (in shares)	93,839,047	79,493,454
Diluted (in shares)	93,839,047	79,496,261